STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Shareholders Equity [Line Items]
Number of Warrants outstanding	15,378,858	8,325,832
Weighted Average Remaining Contractual Life (Years)	4 months 6 days	9 months 25 days
Number Warrants Exercisable	15,378,858	8,325,832
Weighted Average Exercise Price	$ 0.48	$ 1.04
Range Exercise Price 0.17 [Member]
Shareholders Equity [Line Items]
Number of Warrants outstanding	300,000
Weighted Average Remaining Contractual Life (Years)	1 year 11 months 19 days
Number Warrants Exercisable	300,000
Weighted Average Exercise Price	$ 0.17
Range Exercise Price 0.18 [Member]
Shareholders Equity [Line Items]
Number of Warrants outstanding	2,224,530
Weighted Average Remaining Contractual Life (Years)	5 months 1 day
Number Warrants Exercisable	2,224,530
Weighted Average Exercise Price	$ 0.18
Range Exercise Price 0.50 [Member]
Shareholders Equity [Line Items]
Number of Warrants outstanding	12,140,000
Weighted Average Remaining Contractual Life (Years)	3 months 25 days
Number Warrants Exercisable	12,140,000
Weighted Average Exercise Price	$ 0.50
Range Exercise Price 1.00 [Member]
Shareholders Equity [Line Items]
Number of Warrants outstanding	247,050	6,917,832
Weighted Average Remaining Contractual Life (Years)	14 days	9 months 11 days
Number Warrants Exercisable	247,050	6,917,832
Weighted Average Exercise Price	$ 1.00	$ 1.00
Range Exercise Price 1.25 [Member]
Shareholders Equity [Line Items]
Number of Warrants outstanding	467,278	1,408,000
Weighted Average Remaining Contractual Life (Years)	1 month 17 days	1 year
Number Warrants Exercisable	467,278	1,408,000
Weighted Average Exercise Price	$ 1.25	$ 1.25